INCOME TAX EXPENSE	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
INCOME TAX EXPENSE

7.	INCOME TAX EXPENSE

The Company is incorporated in the BVI and conducts its primary business operations through its subsidiaries in the PRC. It also has intermediate holding companies in the BVI and Hong Kong. Under the current laws of the BVI, the Company and its subsidiaries incorporated in the BVI are not subject to tax on income or capital gains. Effective from April 1, 2018, a two-tier corporate income tax system was officially implemented in Hong Kong. The applicable income tax rate is 8.25% for the first HK$2.0 million profits, and the subsequent profits are taxed at 16.5%. The Company’s Hong Kong subsidiaries have both Hong Kong–sourced and non-Hong Kong–sourced income. The latter is not subject to Hong Kong Profits Tax and the related expenses are non-tax-deductible. For the Hong Kong–sourced income, no provision for Hong Kong Profits Tax was made as such operations sustained tax losses during the years ended December 31, 2023, 2024 and 2025. Furthermore, there are no withholding taxes in Hong Kong on the remittance of dividends.

China

Under the law of the PRC on corporate income tax and the Implementation Regulation of the Corporate Income Tax Law (collectively, the “CIT Law”), the Company’s PRC subsidiaries are generally subject to PRC corporate income tax at the statutory rate of 25% on their respective estimated assessable profits for the years ended December 31, 2023, 2024 and 2025.

Under the prevailing CIT Law and its relevant regulations, any dividends paid by the Company’s PRC subsidiaries from their earnings derived after January 1, 2008 to the Company’s Hong Kong subsidiaries are subject to PRC dividend withholding tax of 5% or 10%, depending on the applicability of the Sino-Hong Kong tax treaty.

The current and deferred components of income tax benefit are as follows:

	Year Ended December 31,
	2023	2024	2025	2025
	CNY	CNY	CNY	US$

Current income tax expense	—	—	—	—
Deferred income tax benefit	—	—	—	—
Total tax credit for the year from continuing operations	—	—	—	—
Total tax charge for the year from a discontinued operation	1,931	—	—	—
Total	1,931	—	—	—

Loss before income tax from continuing and discontinued operations consists of the following:

	Year Ended December 31,
	2023	2024	2025	2025
	CNY	CNY	CNY	US$

PRC	(1,718)	(2,631)	(811)	(116)
BVI	(8,738)	(473)	(360)	(51)
Hong Kong	(56)	(56)	(60)	(9)

Total loss before income tax for the year	(10,512)	(3,160)	(1,231)	(176)

A reconciliation of the income taxes from continuing and discontinued operations computed at the PRC statutory tax rate of 25% to the actual income tax expense is as follows:

	Year Ended December 31,
	2023	2024	2025	2025
	CNY	CNY	CNY	US$

Loss before income tax for the year from continuing operations	(8,337)	(3,160)	(1,231)	(176)
Loss before income tax for the year from a discontinued operation	(2,175)	—	—	—
Total	(10,512)	(3,160)	(1,231)	(176)
Tax at the statutory tax rate	25%	25%	25%	25%
Computed income tax benefit	(2,628)	(790)	(308)	(44)
Effect of different tax rates of the Company and certain subsidiaries	2,190	123	100	14
Tax losses with no deferred tax assets recognized	290	667	208	30
Non-deductible expenses	617	—	—	—
Statutory income	—	—	—	—
Deductible temporary differences with no deferred tax assets recognized	2,430	—	—	—
Utilization of previously unrecognized deductible temporary differences and tax losses	(2,021)	—	—	—
Write-off of unrecoverable deferred tax assets previously recognized	—	—	—	—
Preferential tax rate	95	—	—	—
Others	958	—	—	—

Total tax credit for the year from continuing operations	—	—	—	—
Total tax charge for the year from a discontinued operation	1,931	—	—	—
Income tax benefit	1,931	—	—	—